NONCONTROLLING INTERESTS Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Noncontrolling Interests
The following table summarizes the activity for equity attributable to noncontrolling interests for the years ended December 31, 2018, 2017 and 2016:

Noncontrolling Interests
In millions	2018	2017	2016 [1]
Balance at Jan 1	$1,186	$1,242	$809
Net income attributable to noncontrolling interests - continuing operations	102	102	53
Net income attributable to noncontrolling interests - discontinued operations	32	28	33
Distributions to noncontrolling interests [2]	(145)	(109)	(123)
Acquisition of noncontrolling interests [3]	—	—	473
Deconsolidation of noncontrolling interests [4]	—	(119)	—
Cumulative translation adjustments	(39)	41	(4)
Other	2	1	1
Balance at Dec 31	$1,138	$1,186	$1,242

1.
The 2016 activity presented in the table excludes a $202 million cash payment for the purchase of a noncontrolling interest, as the noncontrolling interest was classified as "Accrued and other current liabilities" in the consolidated balance sheets.

2.
Distributions to noncontrolling interests is net of $27 million in 2018 ($20 million in 2017 and $53 million in 2016) in dividends paid to a joint venture, which were reclassified to "Equity in earnings of nonconsolidated affiliates" in the consolidated statements of income, and include amounts attributable to discontinued operations.

3.	Assumed in the ownership restructure of Dow Silicones. See Note 6 for additional information.

4.	On June 30, 2017, the Company sold its ownership interest in the SKC Haas Display Films group of companies.